Financial assets at amortized cost and other positions in scope of expected credit loss measurement (Tables) - UBS AG	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Entity [Table]
Disclosure Of Credit Risk Exposure Explanatory
USD million 31.12.21
Carrying amount
1
ECL allowances
Financial instruments measured at amortized

cost
Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Cash and balances at central banks 192,817 192,817 0 0 0 0 0 0
Loans and advances to banks 15,360 15,333 26 1 (8) (7) (1) 0
Receivables from securities financing transactions 75,012 75,012 0 0 (2) (2) 0 0
Cash collateral receivables on derivative instruments 30,514 30,514 0 0 0 0 0 0
Loans and advances to customers 398,693 381,496 15,620 1,577 (850) (126) (152) (572)
of which: Private clients with mortgages 152,479 143,505 8,262 711 (132) (28) (71) (33)
of which: Real estate financing 43,945 40,463 3,472 9 (60) (19) (40) 0 of which: Large corporate clients 13,990 12,643 1,037 310 (170) (22) (16) (133)
of which: SME clients 14,004 12,076 1,492 436 (259) (19) (15) (225)
of which: Lombard 149,283 149,255 0 27 (33) (6) 0 (28)
of which: Credit cards 1,716 1,345 342 29 (36) (10) (9) (17)
of which: Commodity trade finance 3,813 3,799 7 7 (114) (6) 0 (108)
Other financial assets measured at amortized cost 26,236 25,746 302 189 (109) (27) (7) (76)
of which: Loans to financial advisors 2,453 2,184 106 163 (86) (19) (3) (63)
Total financial assets measured at amortized cost 738,632 720,917 15,948 1,767 (969) (161) (160) (647)
Financial assets measured at fair value through other comprehensive income 8,844 8,844 0 0 0 0 0 0
Total on-balance sheet financial assets in scope of ECL requirements 747,477 729,762 15,948 1,767 (969) (161) (160) (647)
Total exposure ECL provisions
Off-balance sheet (in scope of ECL) Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Guarantees 20,972 19,695 1,127 150 (41) (18) (8) (15)
of which: Large corporate clients 3,464 2,567 793 104 (6) (3) (3) 0 of which: SME clients 1,353 1,143 164 46 (8) (1) (1) (7)
of which: Financial intermediaries and hedge funds

9,575 9,491 84 0 (17) (13) (4) 0
of which: Lombard 2,454 2,454 0 0 (1) 0 0 (1)
of which: Commodity trade finance 3,137 3,137 0 0 (1) (1) 0 0
Irrevocable loan commitments 39,478 37,097 2,335 46 (114) (72) (42) 0 of which: Large corporate clients 23,922 21,811 2,102 9 (100) (66) (34) 0
Forward starting reverse repurchase and securities borrowing agreements 1,444 1,444 0 0 0 0 0 0
Committed unconditionally revocable credit lines 42,373 39,802 2,508 63 (38) (28) (10) 0 of which: Real estate financing 7,328 7,046 281 0 (5) (4) (1) 0 of which: Large corporate clients 5,358 4,599 736 23 (7) (4) (3) 0 of which: SME clients 5,160 4,736 389 35 (15) (11) (3) 0
of which: Lombard 8,670 8,670 0 0 0 0 0 0
of which: Credit cards 9,466 9,000 462 4 (6) (5) (2) 0
of which: Commodity trade finance 117 117 0 0 0 0 0 0
Irrevocable committed prolongation of existing loans 5,611 5,527 36 48 (3) (3) 0 0
Total off-balance sheet financial instruments and credit lines 109,878 103,565 6,006 307 (196) (121) (60) (15)
Total allowances and provisions (1,165) (282) (220) (662)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective

ECL allowances.

USD million 31.12.20
Carrying amount
1
ECL allowances
Financial instruments measured at amortized

cost
Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Cash and balances at central banks 158,231 158,231 0 0 0 0 0 0
Loans and advances to banks 15,344 15,160 184 0 (16) (9) (5) (1)
Receivables from securities financing transactions 74,210 74,210 0 0 (2) (2) 0 0
Cash collateral receivables on derivative instruments 32,737 32,737 0 0 0 0 0 0
Loans and advances to customers 380,977 358,396 20,341 2,240 (1,060) (142) (215) (703)
of which: Private clients with mortgages 148,175 138,769 8,448 959 (166) (35) (93) (39)
of which: Real estate financing 43,429 37,568 5,838 23 (63) (15) (44) (4)
of which: Large corporate clients 15,161 12,658 2,029 474 (279) (27) (40) (212)
of which: SME clients 14,872 11,990 2,254 628 (310) (19) (23) (268)
of which: Lombard 133,850 133,795 0 55 (36) (5) 0 (31)
of which: Credit cards 1,558 1,198 330 30 (38) (11) (11) (16)
of which: Commodity trade finance 3,269 3,214 43 12 (106) (5) 0 (101)
Other financial assets measured at amortized cost 27,219 26,401 348 469 (133) (34) (9) (90)
of which: Loans to financial advisors 2,569 1,982 137 450 (108) (27) (5) (76)
Total financial assets measured at amortized cost 688,717 665,135 20,873 2,709 (1,211) (187) (229) (795)
Financial assets measured at fair value through other comprehensive income 8,258 8,258 0 0 0 0 0 0
Total on-balance sheet financial assets in scope of ECL requirements 696,976 673,394 20,873 2,709 (1,211) (187) (229) (795)
Total exposure ECL provisions
Off-balance sheet (in scope of ECL) Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Guarantees 17,081 14,687 2,225 170 (63) (14) (15) (34)
of which: Large corporate clients 3,710 2,048 1,549 113 (20) (4) (5) (12)
of which: SME clients 1,310 936 326 48 (13) (1) (1) (11)
of which: Financial intermediaries and hedge funds

7,637 7,413 224 0 (17) (7) (9) 0
of which: Lombard 641 633 0 8 (2) 0 0 (2)
of which: Commodity trade finance 1,441 1,416 25 0 (2) (1) 0 0
Irrevocable loan commitments 41,372 36,894 4,374 104 (142) (74) (68) 0 of which: Large corporate clients 24,209 20,195 3,950 64 (121) (63) (58) 0
Forward starting reverse repurchase and securities borrowing agreements 3,247 3,247 0 0 0 0 0 0
Committed unconditionally revocable credit lines 42,077 37,176 4,792 108 (50) (29) (21) 0 of which: Real estate financing 6,328 5,811 517 0 (12) (5) (7) 0 of which: Large corporate clients 4,909 2,783 2,099 27 (9) (2) (7) 0 of which: SME clients 5,827 4,596 1,169 63 (16) (12) (4) 0
of which: Lombard 9,671 9,671 0 0 0 (1) 0 0
of which: Credit cards 8,661 8,220 430 11 (8) (6) (2) 0
of which: Commodity trade finance 242 242 0 0 0 0 0 0
Irrevocable committed prolongation of existing loans 3,282 3,277 5 0 (2) (2) 0 0
Total off-balance sheet financial instruments and credit lines 107,059 95,281 11,396 382 (257) (119) (104) (34)
Total allowances and provisions (1,468) (306) (333) (829)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

Disclosure Of Coverage Ratios Explanatory
Coverage ratios for core loan portfolio
31.12.21
Gross carrying amount (USD million) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Private clients with mortgages 152,610 143,533 8,333 744 9 2 85 446
Real estate financing 44,004 40,483 3,512 10 14 5 114 231
Large corporate clients 14,161 12,665 1,053 443 120 18 148 2,997
SME clients 14,263 12,095 1,507 661 182 16 103 3,402
Lombard 149,316 149,261 0 55 2 0 0 5,026
Credit cards 1,752 1,355 351 46 204 72 255 3,735
Commodity trade finance 3,927 3,805 7 115 290 15 3 9,388
Other loans and advances to customers 19,510 18,425 1,010 75 23 9 15 3,730
Loans to financial advisors 2,539 2,203 109 226 338 88 303 2,791
Total
1
402,081 383,825 15,882 2,374 23 4 98 2,673
Gross exposure (USD million) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Private clients with mortgages 9,123 8,798 276 49 3 3 9 15
Real estate financing 8,766 8,481 285 0 9 7 88 0
Large corporate clients 32,748 28,981 3,630 136 34 25 110 1
SME clients 8,077 7,276 688 114 38 19 151 585
Lombard 14,438 14,438 0 0 1 0 0 0
Credit cards 9,466 9,000 462 4 7 5 34 0
Commodity trade finance 3,262 3,262 0 0 4 4 0 0
Financial intermediaries and hedge funds 13,747 13,379 369 0 13 10 120 0

Other off-balance sheet commitments
8,806 8,507 296 4 15 6 30 0
Total
2
108,434 102,121 6,006 307 18 12 100 486
1 Includes Loans and

advances to customers

of USD
399,543

million and Loans

to financial advisors

of USD
2,539

million which are presented

on the balance

sheet line Other assets

measured at amortized

cost.

2 Excludes Forward starting reverse repurchase and securities borrowing agreements.

Coverage ratios for core loan portfolio
31.12.20
Gross carrying amount (USD million) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Private clients with mortgages 148,341 138,803 8,540 998 11 2 108 390
Real estate financing 43,492 37,583 5,883 27 15 4 75 1,414
Large corporate clients 15,440 12,684 2,069 686 181 21 192 3,089
SME clients 15,183 12,010 2,277 896 204 16 101 2,991
Lombard 133,886 133,800 0 86 3 0 0 3,592
Credit cards 1,596 1,209 342 46 240 91 333 3,488
Commodity trade finance 3,375 3,219 43 113 315 16 2 8,939
Other loans and advances to customers 20,722 19,229 1,402 91 29 13 25 3,563
Loans to financial advisors 2,677 2,009 142 526 404 135 351 1,446
Total
1
384,714 360,547 20,697 3,470 30 5 106 2,247
Gross exposure (USD million) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Private clients with mortgages 6,285 6,083 198 3 7 6 16 197
Real estate financing 7,056 6,576 481 0 21 9 185 0
Large corporate clients 32,828 25,026 7,598 205 46 27 92 565
SME clients 9,121 7,239 1,734 148 40 19 63 779
Lombard 14,178 14,170 0 8 2 1 0 1,941
Credit cards 8,661 8,220 430 11 9 8 44 0
Commodity trade finance 1,683 1,658 25 0 10 8 15 8,279
Financial intermediaries and hedge funds 7,690 7,270 448 0 26 13 248 166

Other off-balance sheet commitments
16,309 15,792 482 8 12 6 11 12,414
Total
2
103,812 92,034 11,396 382 25 13 91 894
1 Includes Loans and

advances to customers

of USD
382,036

million and Loans

to financial advisors

of USD
2,677

million which are presented

on the balance

sheet line Other assets

measured at amortized

cost.

2 Excludes Forward starting reverse repurchase and securities borrowing agreements.